Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Salaries and other short term employment benefits	$ 2,968	$ 3,847
Share-based payments	2,753	897
Total compensation	$ 5,720	$ 4,744